NOTES PAYABLE (Tables)	12 Months Ended
Sep. 30, 2015
Notes Payable Tables
NOTES PAYABLE

September 30,	2015	2014	2013

Promissory Notes Issued and outstanding, net of repayments and conversions:	$1,096,523	$916,750	$597,827
Interest accrued	459,795	411,766	343,789
Promissory Notes Payable	$1,556,318	$1,328,516	$941,616